Share-based payments	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
25. Share-based payments
2023 Omnibus Incentive Compensation Plan (the “Plan”)
Following the consummation of the Business Combination, Lifezone adopted the 2023 Omnibus Incentive Compensation Plan (the “2023 Plan”) in order to give Lifezone a competitive advantage in attracting, retaining, awarding and motivating directors, officers, employees and consultants by granting equity and equity-based awards. The 2023 Plan permits the grant of options to purchase Lifezone Ordinary Shares, stock appreciation rights, restricted shares, restricted stock units or other equity or equity related awards, in each case, in respect of Lifezone Ordinary Shares and cash incentive awards, thus enhancing the alignment of employee and shareholder interests.
The initial share limit under the 2023 Plan is the number of Lifezone Ordinary Shares equal to 10% of fully-diluted share capital of Lifezone Metals as of immediately following the consummation of the Business Combination.
On July 1, 2024, Lifezone granted 2,600,000 RSU awards under the Plan each representing the right for participants to receive 1 share in Lifezone. On July 1, 2024, 933,333 RSUs vested, with the remaining 1,666,667 vesting under market price performance conditions of $14.50 per share and $16.00 per share based on daily VWAP of the shares for any 20 Trading Days. The vesting period is five years commencing on July 1, 2024. Additionally, during the six months ended June 30, 2024, Lifezone Metals also granted another 5,405 RSUs that vested immediately. No RSUs or stock options were granted during the six months ended June 30, 2025.

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2024	-	-
Granted	2,605,405	6.74
Vested	(938,738)	7.67
Outstanding as at December 31, 2024	1,666,667	6.21
Outstanding as at June 30, 2025	1,666,667	6.21
The RSUs that vested immediately on grant date were valued at their market price. All other RSUs were independently valued using the Monte Carlo simulation with key assumptions of risk-free rate of 4.30%, dividend yields of nil%, expected volatility of 65% and expected lives of 5 years.
The total share-based payment expense related to the RSU awards in the six months ended June 30, 2025, was $nil (June 30, 2024: $32,457).

Share-based payments - Earnouts
Between the period from July 6, 2023 and July 6, 2028, eligible shareholders are entitled to receive up to 26,797,052 additional ordinary shares of Lifezone Metals ("Earnout shares") in the aggregate in two equal tranches if the daily VWAP of Lifezone Metals shares for any 20 trading days is greater than or equal to $14.00 ("Tranche 1") or $16.00 ("Tranche 2"). Earnout shares grant date is July 6, 2023 and the fair value of Earnout shares have been independently valued based on a Monte Carlo simulation model.

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052
All earnouts are outstanding as of June 30, 2025.